RENT EXPENSE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RENT EXPENSE
Schedule of future minimum lease payments under the non-cancelable operating leases

Twelve Months Ending June 30,
2023	$9,730,956
2024	9,916,779
2025	10,106,552
2026	10,422,764
2027	7,788,145
Thereafter	72,773,441
Total lease payment	$120,738,637

For the Fiscal Years Ending
2022	$9,558,000
2023	6,162,000
2024	5,750,000
2025	5,671,000
2026	5,210,000
Thereafter	26,988,000
$69,466,000